Income Tax (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2008	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Applicable tax rate		16.50%		16.50%
Income tax rate	25.00%
Tax rate of enterprise income	25.00%
Valuation allowance tax assets		100.00%		100.00%	100.00%
Maximum [Member]
Income Tax (Details) [Line Items]
U.S. statutory tax rate		35.00%		35.00%
Minimum [Member]
Income Tax (Details) [Line Items]
U.S. statutory tax rate		21.00%		21.00%
PRC [Member]
Income Tax (Details) [Line Items]
Income tax rate	25.00%
Tax rate of enterprise income	25.00%
Tax provisions (in Dollars)		$ 92,955	$ 0